INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
8.
INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on its income or capital gains.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law and its implementing rules permit qualified “High and New Technologies Enterprise” (the “HNTE”) to enjoy a reduced 15% EIT rate. Beijing U-Tiger Business began to qualify as an HNTE under the EIT Law in 2017, subject to the tax rate of 15% with a valid period of three years starting from December 2017 and obtained a new certificate on December 2, 2020, subject to the tax rate of 15% with a valid period of three years, which ended on December 31, 2022. Beijing Yixin and Beijing U-Tiger Network were qualified as HNTE under the EIT Law on October 25, 2021 and December 17, 2021, respectively, subject to the tax rate of 15% with a valid period of three years, ending on December 31, 2023. Hangzhou U-Tiger, Guangzhou U Tiger and Beijing Xiangshang were qualified as HNTE under the EIT Law on December 24, 2022, December 22, 2022 and December 30, 2022, respectively, subject to the tax rate of 15% with a valid period of three years, ending on December 31, 2024. The Group’s other subsidiaries are subject to income tax rate of 25%, according to EIT Law.

New Zealand

The Group’s subsidiaries, TBNZ and TFNZ are located in New Zealand and are subject to an income tax rate of 28% for taxable income earned in New Zealand.

Hong Kong

The Group’s subsidiaries, Up International, Tiger Technology, Tiger Brokers HK, Kastle limited and Tung Chi, are located in Hong Kong and are subject to a profits tax rate of 8.25% on assessable profits up to HK$2,000,000 and 16.5% on any part of assessable profits over HK$2,000,000.

USA

The Group’s subsidiaries, TradeUP Securities, US Tiger Securities, Tiger Fintech Holdings, Trading Front, Tradeup and Wealthn LLC, are located in the USA and are subject to a federal income tax rate of 21% for taxable income earned in the USA.

Singapore

The Group’s subsidiaries, Tiger SG and Tiger Brokers SG, are located in Singapore and are subject to an income tax rate of 17% for taxable income earned in Singapore.

Australia

The Group’s subsidiaries, TBAU and Tiger Services AU, are located in Australia and are subject to an income tax rate of 27.5% for taxable income earned in Australia.

8.
INCOME TAXES (Continued)

The components of income before income taxes are as follows:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
The Cayman Islands	(1,302,817)	2,442,082	(2,399,651)
PRC	20,551,832	21,320,470	9,105,225
Other	2,780,777	(4,708,080)	(4,673,789)
Total income before income taxes	22,029,792	19,054,472	2,031,785

The current and deferred portions of income tax expense, all of which was incurred outside the Cayman Islands, included in the consolidated statements of comprehensive income (loss) were as follows:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Current tax expense	(1,077,877)	(5,026,081)	(5,552,745)
Deferred tax (expense) benefit	(1,772,670)	662,310	1,264,080
Income tax expense	(2,850,547)	(4,363,771)	(4,288,665)

The related enterprise income tax law also imposes a withholding income tax on dividends distributed by a foreign investment enterprise ("FIE") to its immediate holding company outside of the PRC. According to the arrangement between Chinese mainland and HKSAR, dividends paid by an FIE in Chinese mainland to its immediate holding company in HKSAR will be subject to withholding tax at a rate of no more than 5%. Dividends paid from US sources to foreign corporations where the parent company of the US companies is incorporated are subject to US withholding tax at a rate of 30%. Cash dividends paid by a New Zealand incorporated company is subject to 5% withholding under the New Zealand-Singapore Double Tax Agreement.

The Company does not intend to have any of its subsidiaries located in jurisdictions that would assess a tax on a distribution distribute any accumulated earnings in the foreseeable future, but rather expects that such profits will be indefinitely reinvested by such subsidiaries for their respective local operations. Accordingly, no liability for withholding tax was recorded as of December 31, 2021 and 2022. Undistributed earnings of such subsidiaries amounted to US$57.9 million and US$84.1 million and the unrecognized deferred tax liability related to such earnings amounted to US$4.5 million and US$5.5 million as of December 31, 2021 and December 31, 2022, respectively.

The Group’s subsidiaries and consolidated VIEs located in the PRC, HKSAR, New Zealand, the USA, Singapore and other jurisdictions are open to tax examination for the period from its inception until the year ended December 31, 2022.

8.
INCOME TAXES (Continued)

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2021	2022
	US$	US$
Deferred tax assets
Accrued expenses	64,103	415,472
Allowance for doubtful accounts	142,385	242,233
Long-term investments	39,230	144,986
Advertising expense carryforwards	1,081,850	973,640
Net operating loss carryforwards	15,101,309	19,642,694
Withholding tax credit carryforwards	1,161,221	1,072,899
Financial instruments held, at fair value	—	184,822
Share-based compensation	—	1,666,221
Lease liabilities	1,511,324	2,767,408
Total deferred tax assets	19,101,422	27,110,375
Less: valuation allowance	5,224,095	11,307,489
Deferred tax assets, net of valuation allowance	13,877,327	15,802,886

Deferred tax liabilities
Right-of-use assets	1,511,324	2,661,362
Long term investments	88,098	—
Intangible assets	1,535,965	1,788,555
Financial instruments held, at fair value	19,545	290,445
Total deferred tax liabilities	3,154,932	4,740,362

Deferred tax assets, net	12,258,360	13,122,272
Deferred tax liabilities, net	1,535,965	2,059,748

The movement of the valuation allowance is as follows:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Balance at the beginning of the year	4,888,240	4,000,159	5,224,095
Additions of valuation allowance	1,775,887	2,814,445	7,192,373
Reversals of valuation allowance	(2,802,174)	(1,628,176)	(858,222)
Foreign currency translation adjustment	138,206	37,667	(250,757)
Net change in the valuation allowance	(888,081)	1,223,936	6,083,394
Balance at the end of the year	4,000,159	5,224,095	11,307,489

As of December 31, 2021 and 2022, the Group had net operating loss carryforwards of US$83,597,429 and US$118,085,461, respectively.

8.
INCOME TAXES (Continued)

The expiration status of net operating loss carryforwards as of December 31, 2022 is listed below.

Expiration year	US$
2023	244,426
2024	2,161,757
2025	1,116,879
2026	6,855,681
2027 through 2032	66,783,576
Indefinitely	40,923,142

As of December 31, 2021 and 2022, the Group had advertising expenses carryforwards of US$4,598,999 and US$3,894,561, respectively, which can be carried forward indefinitely.

As of December 31, 2021 and 2022, the Group had withholding tax credit carryforwards of US$1,161,221 and US$1,072,899, respectively, Among the withholding tax credit carryforwards as of December 31, 2022, US$931,198 will expire by 2025 while US$141,701 will expire in 2026.

Management assessed the positive and negative evidence in certain entities in the PRC, Hong Kong, United States, New Zealand and Singapore, and estimated they will have sufficient future taxable income to utilize the existing deferred tax assets. Significant objective positive evidence included the significant growth in customer trading activities in the New Zealand entities where net operating loss carryforwards could be carried forward indefinitely, net operating loss carryforwards in the United States generated after 2017 can be carried forward indefinitely, and net operating loss carryforwards in Singapore can be carried forward indefinitely. Net operating loss carryforwards can be carried forward 5 years in PRC except for a PRC entity qualified as “HNTE” which can be carried forward 10 years. Net operating loss carryforwards can be carried forward indefinitely in Hong Kong. The Group has concluded that deferred tax asset recognized for certain entities in the PRC, Hong Kong, United States, New Zealand and Singapore is more likely than not to be realized.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be realized in the future. The Group considers positive and negative evidence on each individual subsidiary basis to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized.

The realizability of deferred tax assets requires significant judgment associated with evaluation of past and projected financial performance which incorporates projections of future taxable income, including forecasted revenues and expenses, by tax-paying component. In assessing the realizability of deferred tax assets, management considered the future taxable earnings which consists of forecasted revenue, operating cost and expenses, and the expected timing of the reversal of temporary differences. As of December 31, 2021 and 2022, valuation allowances of US$4,614,648 and US$8,880,258, respectively, were provided for net operating loss carryforwards which totaled US$27,152,139 and US$41,936,518, while the remaining net operating loss carryforwards of US$56,445,290 and US$76,148,943 is expected to be utilized prior to expiration considering future taxable income for respective tax-paying component. Deferred tax assets related to net operating loss carryforwards of US$4,443,670 without a valuation allowance were generated in 2022. Due to changes in judgment about the realizability of deferred tax assets in 2022, valuation allowance increases of US$3,901,147 and decreases of US$339,397 were recorded in 2022. The Group realized a benefit of utilizing DTAs of US$510,807 in 2022 that were offset with a valuation allowance at the beginning of the year. To the extent that actual experience deviates from the assumptions, the projections would be affected and hence management’s assessment of realizability of deferred tax assets may change.

8.
INCOME TAXES (Continued)

Reconciliations between the income tax expense computed by applying the PRC statutory income tax rate, the jurisdiction of tax domicile of a significant portion of our business, to income before income taxes and the reported income tax expense were as follows:

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Income before income taxes	22,029,792	19,054,472	2,031,785
PRC statutory tax rate	25%	25%	25%
Income tax at statutory income tax rate	(5,507,448)	(4,763,618)	(507,946)
Effect of income tax rate difference in other jurisdictions	773,402	(596,978)	(1,118,844)
Effect of preferential tax rates	(1,837,667)	2,345,990	999,270
Remeasurement of deferred taxes for tax rate change	—	(610,551)	(1,269,155)
Super deduction of research and development expense	3,607,755	4,476,114	4,725,220
Nondeductible expenses	(912,876)	(4,028,459)	(4,107,031)
Changes in valuation allowance	1,026,287	(1,186,269)	(6,334,151)
Excess tax benefits from share-based compensation	—	—	1,146,536
Remeasurement of share-based compensation tax attributes (Note)	—	—	2,177,436
Income tax expense	(2,850,547)	(4,363,771)	(4,288,665)

Note: This tax benefit of US$2.2 million was related to the expenses being allowed to be deducted on the tax filling for fiscal year 2021 and the recognition of a deferred tax asset for the cumulative compensation costs for share-based compensation awards outstanding as of January 1, 2022 as a result of developments during the year ended December 31, 2022.